Expense Example, No Redemption - BOND FUND OF AMERICA	Feb. 27, 2026 USD ($)
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 136
Expense Example, No Redemption, 3 Years	425
Expense Example, No Redemption, 5 Years	734
Expense Example, No Redemption, 10 Years	1,407
Class 529-C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	139
Expense Example, No Redemption, 3 Years	434
Expense Example, No Redemption, 5 Years	750
Expense Example, No Redemption, 10 Years	$ 1,157